SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details)	12 Months Ended
Mar. 31, 2021
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Depreciations method	Declining balance
Depreciation rate	20.00%
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciations method	Declining balance
Depreciation rate	20.00%
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciations method	Declining balance
Depreciation rate	30.00%
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Depreciations method	Straight-line
Premise assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciations method	Straight-line
Premise assets | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (Year)	7 years
Premise assets | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (Year)	4 years